Capital and Reserves (Narrative) (Details) ₪ / shares in Units, ₪ in Millions	1 Months Ended			12 Months Ended
	May 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares
Statement Line Items [Line Items]
Par value per share | ₪ / shares		₪ 0.01			₪ 0.01
Authorized share capital		300,000,000		300,000,000	300,000,000	300,000,000
Weighted-average number of shares used in the calculation of basic earnings per share (in shares)				153,751,724	118,376,455	107,499,543
Net consideration | ₪		₪ 309			₪ 309
Ordinary shares		30,600,000			30,600,000
Proceeds from debentures | ₪				₪ 583		₪ 997
Proceeds From Exercise Of Options | ₪				₪ 140	₪ 4	₪ 59
Series 2 Options [member]
Statement Line Items [Line Items]
Options expired			3,030,300
Series 3 Options [member]
Statement Line Items [Line Items]
Ordinary shares		7,038,300			7,038,300			7,024,194
Exercise price | ₪ / shares		₪ 8.64			₪ 8.64
Maturity date		Apr. 01, 2020
Series 4 Options [member]
Statement Line Items [Line Items]
Ordinary shares	2,220,000	6,426,000			6,426,000		8,644,981
Exercise price | ₪ / shares	₪ 9.6	₪ 9.60			₪ 9.60
Maturity date	Sep. 30, 2020	Sep. 30, 2020
Debentures (Series L) - unlinked [Member]
Statement Line Items [Line Items]
Proceeds from debentures | ₪	₪ 222